ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

30. ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIEs, were RMB 1,054,129 and RMB 1,363,618 as of December 31, 2011 and 2012, respectively.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2011 and 2012, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, which have been separately disclosed in the consolidated financial statements, if any.

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	6,641	15,644	2,511
Amounts due from related parties	638,333	708,113	113,660
Prepaid expenses and other current assets	3,790	3,148	505
Total current assets	648,764	726,905	116,676

Non-current assets:
Intangible assets, net	547	443	71
Investment in subsidiaries	2,151,159	556,707	89,358
Total non-current assets	2,151,706	557,150	89,429

Total assets	2,800,470	1,284,055	206,105

LIABILITIES
Current liabilities:
Convertible loan	—	121,156	19,447
Deferred revenue	5,417	3,896	625
Accounts payable	557	—	—
Amounts due from related parties	7,532	6,439	1,034
Accrued and other liabilities	58,444	56,854	9,125
Total current liabilities	71,950	188,345	30,231
Total non-current liabilities	16,938	—	—

Total liabilities	88,888	188,345	30,231

SHAREHOLDERS’ EQUITY
Ordinary shares
(US$ 0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 144,481,064 and 145,975,484 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	102	103	17
Additional paid-in capital	2,498,162	2,500,273	401,321
Warrants	1,219	—	—
Retained earnings	233,616	(1,387,550)	(222,717)
Accumulated other comprehensive income	(21,517)	(17,116)	(2,747)
Total shareholders’ equity	2,711,582	1,095,710	175,874

Total liabilities and shareholders’ equity	2,800,470	1,284,055	206,105

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	2,001	1,008	—	—
- Software products	—	192	190	30
Total net revenues	2,001	1,200	190	30
Cost of revenues
- Educational program and services	(11,878)	(16,822)	—	—
- Software products	—	—	(951)	(153)
Total cost of revenues	(11,878)	(16,822)	(951)	(153)
GROSS PROFIT:	(9,877)	(15,622)	(761)	(123)
Operating expenses:
Selling and marketing	(6,832)	(7,286)	(6,941)	(1,114)
General and administrative	(35,752)	(38,335)	(110,893)	(17,800)
Research and development	(981)	(842)	(872)	(140)
Total operating expenses	(43,565)	(46,463)	(118,706)	(19,054)

OPERATING LOSS	(53,442)	(62,085)	(119,467)	(19,177)
Share of income from subsidiaries	268,960	83,356	(1,498,091)	(240,460)
OTHER INCOME (EXPENSE)
Interest expenses, net	514	(976)	(2,496)	(401)
Foreign exchange losses, net	—	—	(136)	(22)
Other income/(expenses)	—	896	(976)	(156)
Income tax		(6)	—	—
NET INCOME	216,032	21,185	(1,621,166)	(260,216)

Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(257,026)	(180,407)	(112,041)	(17,984)
Cash flows from investing activities	—	—	—	—
Cash flows from financing activities	—	—	121,157	19,447
Proceeds from issuance of ordinary shares, net of expenses	447,628	—	—	—
Proceeds from issuance of exercise of options	—	2,684	1	—
Effects of exchange rate changes on cash and cash equivalents	(105)	(10,012)	(114)	(18)
Net change in cash and cash equivalents	190,497	(187,735)	9,003	1,445
Cash and cash equivalents at beginning of year	3,879	194,376	6,641	1,066
Cash and cash equivalents at end of year	194,376	6,641	15,644	2,511

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Conversion of Series A convertible redeemable preferred shares into ordinary shares	14,283	—	—	—
Conversion of Series B convertible redeemable preferred shares into ordinary shares	96,667	—	—	—
Conversion of Series C convertible redeemable preferred shares into ordinary shares	579,490	—	—	—
Conversion of Series D convertible redeemable preferred shares into ordinary shares	792,502	—	—	—
Issuance of share options upon exercise of warrants (Note 15)	2,737	—	—	—
Issuance of share options upon warrants	—	1,219	—	—